Cover	May 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Entity Registrant Name	WESTERN NEW ENGLAND BANCORP, INC.
Entity Central Index Key	0001157647
City Area Code	(413)
Local Phone Number	568-1911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	WNEB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false